Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Accrued expenses and other payables
Insurance premium received on behalf of insurance company	¥ 43,305	$ 6,610	¥ 40,198
Other tax payables	4,503	687	921
Accrued salaries, bonus and welfare expenses	54,891	8,378	30,436
Accrued consultancy and professional fees	14,210	2,168	21,475
Payable for property, plant and equipment	349	53	2,423
Other payables	19,190	2,929	18,536
Total accrued expenses and other payables	¥ 136,448	$ 20,825	¥ 113,989